Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit for the period	€ 66,823	€ 44,626	€ 42,874
Exchange differences on translation of foreign operations
Change in unrealized gains/(losses)	(17,227)	6,890	1,065
Income tax effects	(549)	1,588	(369)
Gains on exchange differences on translation of foreign operations, net of tax	(17,776)	8,478	696
Unrealized net gains/(losses) on hedges of a net investment in a foreign operation
Change in unrealized gains/(losses)	20,674	(5,427)	(17,077)
Income tax effects	(6,682)	1,599	5,674
Unrealized net gains/(losses) on hedges of a net investment in a foreign operation, net of tax	13,992	(3,828)	(11,403)
Unrealized net gains/(losses) on cash flow hedges
Change in unrealized gains/(losses)	(1,367)	964	0
Income tax effects	353	(212)	0
Unrealized net gains/(losses) on cash flow hedges, net of tax	(1,014)	752	0
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods	(4,798)	5,402	(10,707)
Actuarial gains/(losses) on defined benefit plans
Change in unrealized gains/(losses)	593	(10,574)	1,956
Income tax effects	(8)	3,576	(609)
Actuarial gains/(losses) on defined benefit plans, net of tax	585	(6,998)	1,347
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods	585	(6,998)	1,347
Other comprehensive income (loss), net of tax	(4,213)	(1,596)	(9,360)
Total comprehensive income, net of tax all attributable to equity holders of the parent	€ 62,610	€ 43,030	€ 33,514